UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Robert M. Zakem, Esq.

Senior Vice President & General Counsel

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6363

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

The schedule of investments for the three-month period ended by September 30, 2004 is filed herewith.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2004 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3)-88.42%
Automobile-6.92%

Collins & Aikman Products Co.	Tranche B1	B1	B+	4.00%	9/01/11	$818,713	$819,737
Collins & Aikman Products Co.	Revolver	B1	B+	4.00%	9/01/09	347,953	348,280
Grand Vehicle Works Holding Corp. @	BTL-B	B2	B+	3.00%	7/23/10	997,500	987,525
Grand Vehicle Works Holding Corp. @	2nd Lien	B3	B-	6.00%	7/23/11	2,000,000	1,991,250
Intermet Corp. (4)	BTL-B	Caa1	D	6.25%	3/31/09	995,000	927,838
Key Automotive Group.	BTL-B	B1	BB-	3.00%	6/24/10	1,875,000	1,893,750
Metaldyne Co., LLC	BTL-D	B2	BB-	4.25%	12/31/09	1,997,491	1,997,283
Plastech Engineered Products, Inc.	2nd Lien	B1	B	4.50%	3/31/11	1,000,000	1,010,625
Polypore, Inc.	BTL	B1	B+	2.25%	11/12/11	1,197,000	1,207,100
Tenneco Automotive, Inc.	BTL-B	B1	B+	3.00%	12/12/10	684,483	693,324
Tenneco Automotive, Inc.	Tranche B1	B1	B+	3.00%	12/17/10	310,345	314,354
TRW Automotive Acquisitions Corp.	BTL-A1	Ba2	BB+	1.75%	2/28/08	1,200,000	1,212,250
TRW Automotive Acquisitions Corp.	BTL-D1	Ba2	BB+	2.25%	2/28/11	1,038,059	1,056,658
United Components, Inc.	BTL-C	B1	BB-	2.50%	6/30/10	856,667	868,981

							15,328,955

Beverage, Food and Tobacco-5.95%

Atkins Nutritionals, Inc.	1st Lien	B2	B+	3.25%	10/29/09	947,500	840,906
Atkins Nutritionals, Inc.	2nd Lien	B3	B+	5.75%	10/29/09	1,000,000	748,333
Commonwealth Brands, Inc.	BTL	B1	BB-	4.00%	8/28/07	798,167	807,146
Doane Pet Care Co.	BTL-B	B1	B-	5.25%	12/31/05	283,756	285,826
Doane Pet Care Co.	BTL-C	B1	B-	5.25%	12/31/06	55,128	55,529
Dole Food Co., Inc.	BTL-D	Ba3	BB	2.25%	9/28/08	180,020	182,908
Dole Food Co., Inc.	Incremental BTL	Ba3	BB	2.25%	9/28/08	500,000	506,458
Dole Holding Co., LLC	2nd Lien	B3	B	5.00%	7/21/10	1,500,000	1,520,157
Keystone Foods Holdings, LLC.	BTL	Ba3	B+	2.25%	6/16/11	1,496,250	1,509,342
Luigino’s, Inc.	BTL-B	B1	B+	3.00%	4/02/11	995,000	1,002,463
Merisant Co.	BTL-B	B1	B+	2.75%	1/11/10	833,679	838,264
NBTY, Inc.	BTL-C	Ba2	BB	2.00%	12/18/09	1,036,872	1,046,593
Nellson Nutraceutical, Inc.	BTL	B1	B+	3.00%	10/04/09	1,802,016	1,765,975
Pinnacle Foods Holdings	Delay Draw	B1	BB-	2.75%	10/25/10	2,077,063	2,095,237

							13,205,137

Broadcasting and Entertainment-9.53%

Cebridge Connections, Inc @	1st Lien	NR	NR	3.25%	2/23/09	696,500	699,983
Cebridge Connections, Inc @	2nd Lien	NR	NR	6.00%	2/23/10	1,293,500	1,303,201
Century Cable Holdings, LLC @ (4)	Discretionary BTL	NR	NR	4.71%	12/31/09	2,500,000	2,461,980
Century -TCI California, LP @ (4)	Revolver	NR	NR	2.00%	12/31/07	1,000,000	993,958
Charter Communications Operating, LLC	BTL-B	B2	B	3.25%	4/27/11	2,493,750	2,476,845
DIRECTV Holdings, LLC	BTL-B2	Ba2	BB	2.00%	3/06/10	2,064,796	2,078,991
Insight Midwest Holdings, LLC	BTL-B	Ba3	BB+	2.75%	12/31/09	992,500	1,006,423
PANAMSAT Corp.	BTL-B	B1	BB	2.75%	8/20/11	4,500,000	4,507,736
RCN Corp. (4)	BTL-B	NR	NR	4.00%	6/30/07	2,604,677	2,598,165
Sinclair Broadcast Group, Inc.	BTL-A	Ba2	BB	1.75%	6/30/09	2,250,000	2,264,063
Sinclair Broadcast Group, Inc.	BTL-C	Ba2	BB	1.75%	12/31/09	750,000	758,594

							21,149,939

Buildings & Real Estate-2.40%

Associated Materials, Inc.	BTL	Ba3	B+	2.75%	8/29/10	736,842	746,744
Builders Firstsource, Inc.	BTL-A	B1	B+	3.25%	2/25/10	1,492,500	1,503,694
Crescent Real Estate Funding XII, LP	BTL	NR	BB+	2.25%	1/12/06	575,361	580,755
PGT Industries, Inc. @	BTL	B1	B	3.00%	1/29/10	979,000	993,685
Ply Gem Industries, Inc.	BTL	B1	B+	2.50%	2/27/11	1,268,625	1,278,933
Ply Gem Industries, Inc.	CNDTL	B1	B+	2.50%	2/27/11	223,875	225,694

							5,329,505

Cargo Transport-1.44%

Moran Transportation Co. @	BTL	B1	BB-	2.50%	8/08/09	987,500	997,992
Pacer International, Inc.	BTL	B1	BB-	2.50%	6/10/10	1,325,490	1,344,544
United States Shipping, LLC	BTL	Ba2	BB	2.25%	4/13/10	845,164	851,503

							3,194,039

Chemicals, Plastics and Rubber-7.95%

Brenntag AG	BTL-B2	B1	BB-	2.75%	3/02/12	1,500,000	1,526,250
Celanese Americas Corp.	BTL-C	B2	B-	4.25%	4/06/11	1,000,000	1,019,167
Celanese Americas Corp.	BTL	Ba3	B+	2.50%	4/06/11	689,816	701,780
Cognis Deutschland Eins GMBH	2nd Lien	B2	B	4.75%	11/15/13	1,500,000	1,530,000
Hercules, Inc.	BTL-B	Ba1	BB	1.75%	10/08/10	895,500	903,336
Huntsman International, LLC	BTL-B	B1	B	3.25%	12/31/10	2,829,588	2,872,740
Kosa B.V.	BTL-B1	Ba3	BB	2.75%	4/29/11	1,388,235	1,407,758
Kosa B.V.	BTL-B2	Ba3	BB	2.75%	4/29/11	611,765	620,368
Nalco Co.	BTL-B	B1	BB-	2.50%	11/04/10	843,907	854,854
Resolution Specialty Materials, LLC	BTL	NR	B+	2.75%	8/02/10	2,000,000	2,019,376
Rockwood Specialties Group, Inc.	BTL-B	B1	B+	2.50%	7/30/12	2,000,000	2,015,782
Wellman, Inc.	2nd Lien	B2	B-	6.75%	2/10/10	1,000,000	1,016,250
Westlake Chemical Corp.	BTL-B	Ba1	BB+	2.25%	7/31/10	1,131,250	1,146,098

							17,633,759

Containers, Packaging and Glass-6.20%

Appleton Papers, Inc.	BTL	Ba3	BB	2.25%	6/11/10	1,122,188	1,136,215
Berry Plastics Corp.	BTL	B1	B+	2.00%	7/22/10	1,310,192	1,327,115
Boise Cascade Corp.	Revolver	Ba2	NR	0.25%	6/30/05	223,214	222,935
Constar International, Inc.	BTL-B	B2	BB-	4.50%	11/20/09	815,017	834,204
Constar International, Inc.	Revolver	B2	BB-	3.75%	11/20/07	1,000,000	961,250
Graphic Packaging International, Inc.	BTL-B	B1	B+	2.75%	8/08/10	1,485,000	1,496,509
Owens-Illinois Group, Inc.	BTL-A	B1	BB-	3.00%	4/01/07	826,087	836,327
Owens-Illinois Group, Inc.	BTL-B1	B1	BB-	3.00%	4/01/08	2,500,000	2,535,158
Precise Technology, Inc. @	1st Lien	B1	B+	3.00%	3/25/11	746,250	751,148
Precise Technology, Inc. @	2nd Lien	B2	B-	6.00%	3/25/11	500,000	501,250
Ranpak Corp. @	1st Lien	B3	B-	3.75%	5/26/10	780,000	780,975
Ranpak Corp. @	2nd Lien	NR	CCC+	8.00%	5/26/11	1,000,000	995,000
Waddington North America, Inc. @	BTL-B	B1	B	3.00%	4/07/11	1,372,000	1,367,284

							13,745,370

Diversified/Conglomerate Manufacturing-2.94%

Colfax Corp. @	BTL-B	Ba3	BB-	3.00%	5/30/09	694,792	698,266
Colfax Corp. @	BTL-C	B1	B	6.25%	5/30/10	166,667	168,750
Enersys Capital, Inc.	BTL	Ba3	BB	2.00%	3/17/11	598,500	605,607
Invensys International Holdings, Ltd.	BTL-B1	Ba3	B+	3.50%	9/05/09	3,250,121	3,284,654
Invensys International Holdings, Ltd.	2nd Lien	B1	B-	4.75%	12/05/09	1,712,329	1,770,120

							6,527,397

Diversified/Conglomerate Service-1.59%

Bridge Information Systems, Inc. † @ (5)	BTL-B	NR	NR	4.00%	5/29/05	521,115	30,615
Coinstar, Inc.	BTL	Ba3	BB-	2.25%	7/07/11	1,059,844	1,077,729
InfoUSA, Inc. @	BTL	Ba3	BB	2.50%	3/25/09	916,667	928,125
NES Rentals Holdings, Inc.	2nd Lien	B3	B	6.00%	7/20/10	1,496,250	1,499,055

							3,535,524

Ecological-0.90%

Allied Waste North America, Inc.	BTL-B	Ba2	BB	2.75%	1/15/10	832,710	846,242
Allied Waste North America, Inc.	BTL-D	Ba2	BB	2.50%	1/15/10	983,951	998,798
Allied Waste North America, Inc.	Tranche A	Ba2	BB	2.75%	1/15/10	142,857	144,946

							1,989,986

Electronics-2.66%

Fairchild Semiconductor Corp.	BTL-B	Ba3	BB-	2.25%	6/19/08	1,481,250	1,501,155
Semiconductors Components Industries, LLC	BTL-F	B3	B	2.75%	8/04/09	1,006,204	1,008,720
UGS Corp.	BTL	B1	B+	2.25%	5/27/11	1,795,500	1,812,895
VUTEk, Inc. @	BTL	B1	B+	3.50%	6/24/10	1,580,000	1,568,150

							5,890,920

Farming and Agriculture-0.42%

AGCO Corp.	BTL	Ba1	BB+	2.00%	1/31/06	920,667	933,614

Healthcare, Education and Childcare-9.05%

Accredo Health, Inc.	BTL-B	Ba2	BB	1.75%	6/30/11	1,496,250	1,503,731
Community Health Systems, Inc.	BTL	Ba3	BB-	1.75%	8/19/11	1,328,750	1,331,597
Concentra Operating Corp.	BTL	B1	B+	2.50%	6/30/10	995,006	1,009,103
Conmed Corp.	BTL-C	Ba3	BB-	2.25%	12/15/09	1,713,481	1,733,114
Connecticare Capital, LLC @	BTL	B1	NR	3.75%	10/30/09	900,000	904,500

Dade Behring, Inc	BTL-B	Ba3	BB	2.25%	10/03/08	436,051	442,319
Da Vita, Inc.	BTL-B	Ba2	BB	2.00%	3/31/09	1,973,064	1,994,182
Hanger Orthopedic Group, Inc.	BTL-B	B2	B+	3.50%	9/30/09	990,000	990,000
Insight Health Services Acquisition Corp.	BTL-B	B1	B+	3.50%	10/17/08	969,989	977,263
Magellan Health Services, Inc.	BTL	B1	B+	3.50%	8/15/08	493,056	499,835
Magellan Health Services, Inc.	LOC	B1	B+	3.62%	8/15/08	277,778	281,597
Medco Health Solutions, Inc.	BTL-A	Ba1	BBB	1.25%	3/26/09	875,000	883,568
Multiplan, Inc.	BTL	NR	B+	2.75%	3/04/09	1,492,500	1,507,425
Pacificare Health Systems, Inc.	BTL	Ba2	BBB-	2.25%	6/03/08	987,500	996,552
Quintiles Transnational Corp.	BTL-B	B1	BB-	4.25%	9/25/09	990,000	1,004,850
Team Health, Inc. @	BTL-B	NR	B+	3.25%	10/31/08	1,990,000	1,997,463
Vanguard Health Systems, Inc.	Tranche 1	B2	B	3.25%	9/23/11	1,000,000	1,016,458
Youth and Family Centered Services, Inc.	BTL-B	B2	B+	4.00%	5/28/11	997,500	997,500

							20,071,057

Home and Office Furnishings, Housewares and Durables-4.37%

Buhrmann U.S., Inc.	BTL-C1	Ba3	BB-	2.50%	12/31/10	1,736,897	1,760,779
Hillman Group, Inc. @	BTL-B	B2	B	3.25%	3/31/11	829,167	837,977
Holmes Group, Inc.	1st Lien	B1	B	3.25%	11/08/10	1,000,000	1,000,000
Holmes Group, Inc.	2nd Lien	B3	CCC+	7.50%	5/06/11	500,000	497,500
Juno Lighting, Inc.	1st Lien	B1	B+	2.75%	11/21/10	2,363,636	2,399,091
Juno Lighting, Inc.	2nd Lien	B2	B-	5.50%	5/21/11	1,000,000	1,012,500
Maax Corp. @	BTL-B	B1	B+	2.75%	6/04/11	1,197,000	1,203,733
Simmons Co.	BTL-C	B2	B+	2.50%	12/19/11	979,259	988,899

							9,700,479

Hotels, Motels, Inns, and Gaming-1.80%

Boyd Gaming Corp.	BTL-B	Ba2	BB	1.75%	6/30/11	665,000	672,897
Marina District Finance Co., Inc.	BTL-B	B2	B+	2.75%	12/13/07	1,356,288	1,361,092
Penn National Gaming	BTL-D	Ba3	BB-	2.50%	9/01/07	440,751	447,803
Wyndham International, Inc.	BTL-I	B1	NR	4.75%	6/30/06	1,519,428	1,511,515

							3,993,307

Leisure, Amusement, Entertainment-3.71%

Affinity Group, Inc.	BTL-B1	Ba2	B+	4.00%	6/17/09	345,612	349,644
Affinity Group, Inc.	BTL-B2	Ba2	B+	4.00%	6/17/09	864,031	874,111
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B+	2.50%	4/30/11	2,000,000	2,008,000
Regal Cinemas, Inc.	BTL	Ba3	BB-	2.25%	11/10/10	1,447,159	1,465,249
Warner Music Group	BTL-B	B1	B+	2.75%	2/28/11	3,482,500	3,535,047

							8,232,051

Mining, Steel, Iron and Nonprecious Metals-0.09%

CII Carbon, LLC @	BTL	NR	NR	2.75%	6/25/08	201,437	197,408

Oil and Gas-2.15%

ATP Oil & Gas Corp.	1st Lien	NR	NR	6.25%	3/29/09	995,001	995,001
Basic Energy Services, LP	BTL-B	B1	B	3.50%	10/03/09	1,744,643	1,759,908
Tesoro Petroleum Corp.	FATL	Ba2	BBB-	5.50%	4/15/08	487,500	502,582
Williams Production RMT Co. @	BTL-C	B1	BB	2.50%	5/30/08	1,481,306	1,504,144

							4,761,635

Personal and Nondurable Consumer Products-2.27%

American Safety Razor Co.	Tranche B	B2	B	3.25%	4/29/11	698,250	706,978
American Safety Razor Co.	Tranche C	B3	CCC+	7.00%	10/29/11	300,000	300,750
Church & Dwight Co., Inc.	Tranche B	Ba2	BB	1.75%	5/30/11	1,246,875	1,263,435
Sealy Mattress Co.	BTL-C	B2	B+	2.25%	4/06/12	1,724,330	1,745,884
United Industries Corp.	BTL	B1	B+	2.50%	4/30/11	995,006	1,008,688

							5,025,735

Personal, Goods and Misc. Services-0.61%

Alderwoods Group, Inc.	BTL-B1	B1	BB-	2.75%	9/29/09	484,060	491,422
Domino’s, Inc.	BTL	Ba3	B+	2.25%	6/25/10	841,005	855,460

							1,346,882

Printing and Publishing-3.24%

Dex Media West, LLC	BTL-B	Ba2	BB-	2.25%	3/09/10	1,297,222	1,315,522
Haights Crossing Operating Co.@	BTL	B3	B-	4.50%	8/20/08	1,482,519	1,526,994
Journal Register Co.	BTL-B	Ba2	BB+	1.50%	8/12/12	1,000,000	1,003,438
Primedia, Inc.	BTL-C	B3	B	4.38%	12/31/09	1,600,000	1,576,000
R.H. Donnelly, Inc.	BTL-B2	Ba3	BB	2.25%	6/30/11	1,745,625	1,770,081

							7,192,035

Retail Stores-2.51%

Alimentation Couche-Tard, Inc.	BTL	Ba2	BB	1.75%	12/17/10	609,184	615,149
American Achievement Corp.	BTL-B	B1	B+	2.50%	3/25/11	995,000	1,005,261
Educate Operating Co., LLC	BTL	B1	B+	3.00%	3/30/11	1,401,765	1,418,411
General Nutrition Centers, Inc.	BTL-B	B1	B+	3.00%	12/05/09	992,500	1,003,666
Jean Coutu Group, Inc.	BTL-B	B1	BB	2.25%	7/30/11	1,500,000	1,520,796
Quality Stores, Inc. (Central Tractor) † @ # (4) (5)	BTL-B	Caa2	D	3.75%	4/30/06	856,334	—

							5,563,283

Telecommunications-3.90%

Centennial Cellular Operating Co., LLC	BTL-B	B2	B-	2.75%	2/09/11	1,492,500	1,505,676
Dobson Cellular Systems, Inc.	BTL	B1	B-	3.50%	3/31/10	987,519	982,458
Nextel Finance Co.	BTL-E	Ba1	BBB	2.25%	12/15/10	2,702,081	2,718,426
Ntelos, Inc.	BTL-B	NR	B+	4.00%	7/25/07	1,412,907	1,398,778
Qwest Corp.	BTL-A	Ba3	NR	4.75%	6/30/07	1,000,000	1,037,083
Western Wireless Corp.	BTL-B	B2	B-	3.00%	5/28/11	997,500	1,012,641

							8,655,062

Textiles and Leather-0.78%

Globe Manufacturing Corp. † @ # (5)	BTL-B	NR	NR	2.75%	7/15/06	837,014	—
Springs Industries, Inc.	BTL-A	NR	NR	3.25%	3/05/07	1,724,138	1,734,376

							1,734,376

Utilities-5.04%

AES Corp.	BTL	Ba3	BB	2.25%	4/30/08	1,423,571	1,440,698
Allegheny Energy Supply Co.	BTL-B	B1	B+	3.00%	3/08/11	19,825	20,118
Allegheny Energy Supply Co.	BTL-C	B1	B+	4.25%	6/08/11	1,472,684	1,498,640
Astoria Energy, LLC	1st Lien	Ba3	B+	5.25%	4/16/12	1,000,000	1,015,833
Calpine Corp. @	2nd Lien	NR	B	5.75%	12/31/07	2,475,000	2,172,844
La Grange Acquisition, LP	BTL	Ba2	B+	3.00%	1/18/08	1,050,000	1,065,422
NRG Energy, Inc.	BTL-B	B1	B-	4.00%	6/23/10	919,326	946,905
NRG Energy, Inc.	CLD	B1	B-	4.00%	6/23/10	520,833	536,458
Reliant Resources, Inc.	BTL	B1	B	4.00%	3/15/07	2,477,526	2,492,567

							11,189,485

Total Loans (Cost $196,835,240)							196,126,940

COMMON STOCK-0.09%
Oil and Gas-0.04%

Shaw Group, Inc. †						6,276	75,312

Telecommunications-0.05%

Global Crossing, Ltd. †						175	2,891
SAVVIS Communications Corp. †						89,386	111,733

							114,624

Total Common Stock (Cost $240,154)							189,936

Total Loans and Investment Securities (Cost $197,075,394)							196,316,876

SHORT-TERM INVESTMENTS-12.47%
Registered Investment Companies-12.59%

SSgA Money Market Fund (Cost $27,668,650)						27,668,650	27,668,650

TOTAL INVESTMENTS-100.98% (Cost $224,744,044) (6)							223,985,526

LIABILITIES IN EXCESS OF OTHER ASSETS-(0.98)%							(2,167,234)
NET ASSETS-100.00%							$221,818,292

BTL-Bank Term Loan

CDNTL-Canadian Term Loan

CLD -Credit Linked Deposit

FATL-Fixed Asset Term Loan

LOC-Line of Credit

†	Non-income producing securities
@	Illiquid security
#	Fair valued; see Note 1.

NR	Security is not rated.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided as of September 30, 2004.
(2)	Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 55 months.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter- Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	Company has filed Chapter 11 bankruptcy.
(5)	Loan is in default of interest payment.
(6)	See Note 2 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2004 — (unaudited)

Note 1. Security Valuation

The Fund’s investments in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree in the subadviser’s opinion will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree in the subadviser’s opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the “Directors”). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Senior Loan Participation Commitments

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2004 for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,191,699
Gross unrealized depreciation	(4,978,343)

Net unrealized depreciation	$(2,786,644)

Note 4. Unfunded Loan Commitments

On September 30, 2004, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Amount
Boise Cascade Corp.	Revolver	$2,276,786
Celanese Americas Corp.	Term Loan	310,184
Lyondell Chemical Co.	Revolver	1,500,000
NRG Energy, Inc.	Revolver	1,000,000
Pacificare Health Systems, Inc.	Revolver	250,000
Warner Music Group	Revolver	500,000

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ Robert M. Zakem
Robert M. Zakem
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Zakem
Robert M. Zakem
President

Date:	November 29, 2004

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 29, 2004